Disposal of Subsidiaries (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Disposal of Subsidiaries [Abstract]
Cash and cash equivalents	$ 203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipment	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	$ 403,669